Expense Example	Jan. 31, 2025 USD ($)
MassMutual Clinton Limited Term Municipal Fund | MassMutual Clinton Limited Term Municipal Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,095
MassMutual Clinton Limited Term Municipal Fund | MassMutual Clinton Limited Term Municipal Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,212
MassMutual Clinton Limited Term Municipal Fund | MassMutual Clinton Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	586
Expense Example, with Redemption, 5 Years	879
Expense Example, with Redemption, 10 Years	1,712
MassMutual Clinton Municipal Fund | MassMutual Clinton Municipal Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,225
MassMutual Clinton Municipal Fund | MassMutual Clinton Municipal Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	1,340
MassMutual Clinton Municipal Fund | MassMutual Clinton Municipal Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	937
Expense Example, with Redemption, 10 Years	1,834
MassMutual Clinton Municipal Credit Opportunities Fund | MassMutual Clinton Municipal Credit Opportunities Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,375
MassMutual Clinton Municipal Credit Opportunities Fund | MassMutual Clinton Municipal Credit Opportunities Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,489
MassMutual Clinton Municipal Credit Opportunities Fund | MassMutual Clinton Municipal Credit Opportunities Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	339
Expense Example, with Redemption, 3 Years	660
Expense Example, with Redemption, 5 Years	1,004
Expense Example, with Redemption, 10 Years	1,975
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,319
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,394
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	812
Expense Example, with Redemption, 5 Years	1,122
Expense Example, with Redemption, 10 Years	2,000
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	2,442
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,434
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,491
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	538
Expense Example, with Redemption, 3 Years	851
Expense Example, with Redemption, 5 Years	1,186
Expense Example, with Redemption, 10 Years	2,131
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	672
Expense Example, with Redemption, 5 Years	1,174
Expense Example, with Redemption, 10 Years	2,552
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	1,656
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,723
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	538
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,256
Expense Example, with Redemption, 10 Years	2,296
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	704
Expense Example, with Redemption, 5 Years	1,243
Expense Example, with Redemption, 10 Years	$ 2,716